Financial Instruments - Summary of Detailed Information About Financial Instruments (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Carrying value, Cash and cash equivalents	$ 172,758	$ 95,676	$ 96,255	$ 326,864
Carrying value, Derivative instruments in designated hedge accounting relationships	294	491
Carrying value, Accounts receivable	212,206	213,375
Carrying value, Contract assets	82,760	66,722	$ 130,392
Carrying value, Long-term receivables	24,172	31,910
Carrying value, Derivative instruments in designated hedge accounting relationships	180	371
Carrying value, Accounts payable and accrued liabilities	240,747	182,152
Carrying value, Long-term debt – Bank Facility	30,522	40,000
Carrying value, Long-term debt – Asset-Based Facility	37,411	84,369
Carrying value, Long-term debt – Notes	266,865	267,810
Carrying value, Other long-term liabilities	15,785	10,967
Estimated fair value, Financial Liabilities	180	371
Accounts payable and accrued liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities	240,747	182,152
Long-term debt – Bank Facility [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities	30,522	84,369
Long-term debt – Asset-Based Facility [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities	37,411
Long-term debt – Notes [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities	280,295	284,605
Other long-term liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities	15,785	10,967
Current portion of long-term debt - Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities		40,610
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets	172,758	95,676
Derivative instruments in designated hedge accounting relationships [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets	294	491
Accounts receivable [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets	212,206	213,375
Contract assets [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets	82,760	66,722
Long-term receivables [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets	$ 27,471	$ 35,696